INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Inventory	$ 235,000	$ 176,000
Accrued liabilities	380,000	157,000
Net operating loss carryforwards	2,193,000	777,000
Total deferred income tax assets	2,808,000	1,110,000
Valuation allowance	(2,485,000)	(1,068,000)
Net deferred tax assets	323,000	42,000
Deferred tax liabilities
Property and Equipment	324,000	42,000
Goodwill and Intangible assets	321,000	178,000
Total deferred tax liabilities	645,000	220,000
Total net deferred income tax liabilities	$ (322,000)	$ (178,000)